Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Schedule of Intangible assets, net
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Travel license	4,313	29,206	4,509
Insurance agency license	—	11,711	1,807
Software	1,945	19,164	2,959
Trade names	—	39,619	6,116
Business Cooperation Agreements	—	660,215	101,920
Customer relationship	—	13,596	2,099
Non-compete agreements	—	2,822	436
Subtotal	6,258	776,333	119,846
Less: Accumulated amortization	(3,183)	(60,785)	(9,384)
Total	3,075	715,548	110,462

Schedule of annual estimated amortization expense for intangible assets
	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2016	142,280	21,964
2017	141,355	21,821
2018	141,259	21,807
2019	140,851	21,744
2020	87,336	13,482
Thereafter	62,467	9,644
Total	715,548	110,462